Other related party transactions	12 Months Ended
Dec. 31, 2025
Other related party transactions
Other Related Party Transactions

25.  Other related party transactions

One of the members of NXT’s Board of Directors is a partner in a law firm which provides legal advice to NXT.  Accounts payable and accrued liabilities include a total of $41,540 ($55,455 as at December 31, 2024) payable to this law firm.

Another member of the Board was a board member of Pana Holdings Mauritius, the parent company of Ataraxia until May 1, 2025.  Ataraxia held two-year term convertible debentures until May 30, 2025 (Note 11).  Accounts payable and accrued liabilities to Ataraxia for accrued interest at December 31, 2025, are $nil, ($40,011 or US$27,814, as at December 31, 2024). The terms of the convertible debentures issued to Ataraxia included an annual interest rate of 10%, paid quarterly in arrears with conversion prices of US$0.143 and US$0.24 per common share. The debentures were able to be converted into either common shares or voting preferred shares with an annual dividend rate of 10% paid per quarter for the preferred shares, and they could have been converted on a one-to-one basis into common shares. The convertible debentures were payable on demand.

A third member of the Board is an employee of Mork Capital, which held two-year term convertible debentures until June 26, 2025 (Note 11).  Accounts payable and accrued liabilities at December 31, 2025, were $nil, (December 31, 2024 - $57,063 or US$39,669) to Mork Capital for accrued interest. The terms of the convertible debentures issued to Mork Capital included an annual interest rate of 10%, paid quarterly in arrears with conversion prices of US$0.1808 and US$0.25 per common share.

Certain members of the Board, elected to have most of their Board fees payable at December 31, 2023, transferred into convertible debentures (Note 11), for a total of US$147,000 (CDN$196,686).  US$102,000 of these convertible debentures were converted into common shares of NXT during 2025.  In addition, accounts payable and accrued liabilities at December 31, 2025, include a total of $2,954 (US$2,152), (December 31, 2024 - $4,680 or US$3,253) to Board members for accrued interest on the convertible debentures. The terms of the convertible debentures issued to members of the Board included an annual interest rate of 10%, paid quarterly in arrears with conversion price of US$0.25 per common share.

Accounts payable and accrued liabilities include $291,218 ($201,218 as at December 31, 2024) for Board fees.

Related party expenses

	For the years ended December 31,
	2025	2024	2023
Legal Fees	$145,177	$164,373	$129,600
Interest Expense1.	$367,246	$441,986	$107,792
Board of director fees	$245,000	$182,500	$185,000

1. $US271,533 for 2025. US$322,905 for 2024, and US$79,356 for 2023. Includes interest expense for Ataraxia, Mork Capital and the board of directors.